Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets
The carrying values of intangible assets were as follows:

	December 31, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)			(In thousands)
Goodwill	$1,385,995	$—	$1,385,995	$1,385,115	$—	$1,385,115
Definite-lived intangible assets subject to amortization:
Customer relationships	$309,112	$(77,872)	$231,240	$309,573	$(61,641)	$247,932
Developed technology	420,928	(239,233)	181,695	416,817	(170,576)	246,241
Trademarks	20,534	(10,915)	9,619	19,417	(7,255)	12,162
Backlog	12,638	(12,638)	—	12,559	(12,559)	—
In-service research and development	22,977	(9,121)	13,856	14,238	(4,723)	9,515
Total intangible assets subject to amortization	786,189	(349,779)	436,410	772,604	(256,754)	515,850
Indefinite-lived intangible assets not subject to amortization:
Trademarks	121,972	—	121,972	129,671	—	129,671
In-process research and development	1,700	—	1,700	10,350	—	10,350
Total intangible assets not subject to amortization	123,672	—	123,672	140,021	—	140,021
Intangible assets	$909,861	$(349,779)	$560,082	$912,625	$(256,754)	$655,871

Segment Allocation of Goodwill and Trademarks
The changes in the carrying amount of goodwill assigned to reporting units in our reportable segments are as follows:

	Broadcast Solutions	Enterprise Solutions	Industrial Solutions	Network Solutions	Consolidated
	(In thousands)
Balance at December 31, 2014	$550,362	$73,278	$200,053	$119,681	$943,374
Acquisitions and purchase accounting adjustments	11,481	—	1,614	462,945	476,040
Translation impact	(25,455)	—	(4,948)	(3,896)	(34,299)
Balance at December 31, 2015	$536,388	$73,278	$196,719	$578,730	$1,385,115
Acquisitions and purchase accounting adjustments	8,492	—	—	—	8,492
Translation impact	(838)	—	80	(1,377)	(2,135)
Reclassify to assets held for sale	—	—	(5,477)	—	(5,477)
Balance at December 31, 2016	$544,042	$73,278	$191,322	$577,353	$1,385,995

The changes in the carrying amount of indefinite-lived trademarks are as follows:

	Broadcast Solutions	Enterprise Solutions	Industrial Solutions	Network Solutions	Consolidated
	(In thousands)
Balance at December 31, 2014	$83,120	$4,063	$10,744	$5,113	$103,040
Acquisitions and purchase accounting adjustments	—	—	—	31,000	31,000
Translation impact	(2,198)	—	(1,654)	(517)	(4,369)
Balance at December 31, 2015	$80,922	$4,063	$9,090	$35,596	$129,671
Translation impact	(4,635)	—	40	(199)	(4,794)
Reclassify to assets held for sale	—	—	(2,905)	—	(2,905)
Balance at December 31, 2016	$76,287	$4,063	$6,225	$35,397	$121,972

Impairment
The annual measurement date for our goodwill and indefinite-lived intangible assets impairment test is our fiscal November month-end. For our 2016 goodwill impairment test, we performed a quantitative assessment for five of our reporting units and determined the estimated fair values of our reporting units by calculating the present values of their estimated future cash flows. We determined that the fair values of the reporting units were substantially in excess of the carrying values; therefore, we did not record any goodwill impairment for the five reporting units. We performed a qualitative assessment for the remaining seven of our reporting units, and we determined that it was more likely than not that the fair value was greater than the carrying value. Therefore, we did not record any goodwill impairment for the seven reporting units. We also did not recognize any goodwill impairment in 2015 or 2014 based on the results of our annual goodwill impairment testing.
Similar to the quantitative goodwill impairment test, we determined the estimated fair values of our indefinite-lived trademarks by calculating the present values of the estimated cash flows (using Level 3 inputs) attributable to the respective trademarks. We did not recognize any trademark impairment charges in 2016, 2015, or 2014.

Amortization Expense
We recognized amortization expense in income from continuing operations of $98.4 million, $103.8 million, and $58.4 million in 2016, 2015, and 2014, respectively. We expect to recognize annual amortization expense of $88.4 million in 2017, $73.2 million in 2018, $63.1 million in 2019, $48.4 million in 2020, and $18.2 million in 2021 related to our intangible assets balance as of December 31, 2016.
The weighted-average amortization period for our customer relationships, developed technology, trademarks, and in-service research and development is 18.9 years, 5.3 years, 5.0 years, and 4.6 years, respectively.